Derivative Instruments (Details 2) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ (93,900,721)	$ 57,275,302
Energies [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	19,671,270	(18,872,478)
Grains [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	6,792,979	5,709,589
Interest Rates [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(31,940,798)	38,105,109
Livestock [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	1,908,210	(130,000)
Metals [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	3,326,401	(689,005)
Softs [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(2,098,002)	(2,319,947)
Stock Indices [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(120,979,734)	50,352,316
Futures Contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	(123,319,674)	72,155,584
Total long forward currency contracts [Member]
Derivative [Line Items]
Trading gains (losses) of futures and forward currency contracts	$ 29,418,953	$ (14,880,282)